Schedule of shareholder convertible loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Disclosure [Abstract]
Balance at January 1	$ 22,560,124	$ 9,380,301	$ 9,380,301
Changes in fair value	232,041	$ 5,356,574	5,951,087
Conversion to common shares	(23,183,562)
Borrowings			7,573,800
Foreign exchange impacts	391,397		(345,064)
Balance at reporting period end			$ 22,560,124